Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting policies [Abstract]
Schedule of Useful Lives for Property, Plant and Equipment
The following useful lives shown on an average basis are applied across the Group:

Years
Roads, buildings and leasehold improvements (*)	3 – 30
Facilities, machinery and equipment	5 – 30
Computers	3
Office furniture and equipment	3 – 16
Others	5 – 15

* The shorter of the lease term and useful life

Schedule of Amortizable Useful Lives for Intangible Assets	The estimated useful lives for current and comparative year are as follows:
•	Software	3-10 years
•	Others	1-33 years